FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 04, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warranty liability	$ 70,625,000	$ 19,780,000	$ 19,780,000	$ 18,190,000
Change in fair value of warrants	50,845,000		1,590,000
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities at (inception)	19,780,000	0
Issuance of Public and Private Warrants		18,190,000
Change in valuation inputs or other assumptions	50,845,000	1,590,000
Warrant liabilities at end of period	70,625,000	19,780,000	19,780,000
Level 3 | Private Placement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities at (inception)	6,900,000	0
Issuance of Public and Private Warrants		6,000,000
Change in valuation inputs or other assumptions	18,300,000	900,000
Warrant liabilities at end of period	25,200,000	6,900,000	6,900,000
Level 3 | Public
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities at (inception)	12,880,000.00	0
Issuance of Public and Private Warrants		12,190,000
Change in valuation inputs or other assumptions	32,545,000	690,000
Warrant liabilities at end of period	$ 45,425,000	$ 12,880,000.00	$ 12,880,000.00